Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Statement Of Financial Position
Deferred finance fees, current portion	$ 812
Deferred finance fees, non-current portion	$ 5,252
Common unitholders - units authorized	999,999,999	999,999,999
Common unitholders - units issued	20,505,000	20,505,000
Common unitholders - units outstanding	20,505,000	20,505,000
Series A Preferred Units authorized	3,450,000	3,450,000
Series A Preferred Units issued	3,000,000	3,000,000
Series A Preferred Units outstanding	3,000,000	3,000,000
Subordinated unitholders - units issued	14,985,000	14,985,000
Subordinated unitholders - units outstanding	14,985,000	14,985,000
General Partner unitholders - units issued	35,526	35,526
General Partner unitholders - units outstanding	35,526	35,526